DISTRIBUTION EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of distribution expenses [Abstract]
Schedule of Distribution Expenses
	For the year ended December 31,
	2020	2019	2018
	U.S. dollars (in thousands)

Labor and related	1,335	998	1,023
Call center	728	781	641
Processing fees	3,962	2,207	2,421
Other	660	266	434
	6,685	4,252	4,519